Convertible Notes and Interest Notes:	3 Months Ended
Mar. 31, 2017
Convertible Notes and Interest Notes: [Abstract]
Convertible Notes and Interest Notes:

Note 11.    Convertible Notes and Interest Notes:

The amount recorded as Convertible Notes and Interest Notes in the consolidated balance sheet as of March 31, 2017 is comprised of approximately $37.9 million carrying value of 11% Senior Secured Convertible Notes due December 31, 2018 (the "2018 Convertible Notes"), approximately $1.0 million of 2022 Convertible Notes (as defined herein) and approximately $7.7 million of Interest Notes (as defined herein). The carrying value of the 2018 Convertible Notes is being accreted to face value using the effective interest rate method over the expected life of the 2018 Convertible Notes with the resulting charge recorded as interest expense.

The 2018 Convertible Notes bear interest at a rate of 11% per year which is accrued quarterly and is payable in the form of new 11% Senior Secured Interest Notes due December 31, 2018 (the "Interest Notes" and, together with the 2018 Convertible Notes, the “2018 Notes”) and payable in cash at maturity.  Interest on the Interest Notes is also payable in additional Interest Notes. The 2018 Convertible Notes are convertible, at the option of the holder, into 333.3333 Class A common shares per $1,000 principal amount (equivalent to a conversion price of $3.00 per common share) at any time upon prior written notice to us. The Interest Notes are not convertible into our Class A common shares or any other security. We also have outstanding $1.0 million aggregate principal amount of 5.50% Senior Subordinated Convertible Notes due June 15, 2022 (the “2022 Convertible Notes” and, together with the 2018 Convertible Notes, the “Convertible Notes”) issued in May 2007 with a maturity date of June 15, 2022. The 2022 Convertible Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and, subject to certain conditions we may redeem, repurchase or convert the 2022 Convertible Notes into our Class A common shares at a conversion price of $7.54 per common share.

The 2018 Notes are secured by substantially all of our assets and are subject to certain terms including: (1) the Award and the Mining Data, or any payments made thereon,  may not be pledged without consent of holders comprising at least 75% in aggregate principal amount of outstanding 2018 Notes; (2) subject to certain exceptions, we may not incur any additional indebtedness without consent of holders comprising at least 75% in aggregate principal amount of the outstanding 2018 Notes; (3) to the extent the 2018 Notes remain outstanding, each holder of the Secured Notes will have the right to participate, on a pro-rata basis based on the amount of equity it holds, including Class A common shares issuable upon conversion of convertible securities, in any future equity (or equity-linked) or debt financing; (4) the 2018 Notes shall be redeemable on a pro-rata basis, by us at the note holders' option, for an amount of cash equal to 120% of the outstanding principal balance upon (a) the issuance of a final Arbitration Award, with respect to which enforcement has not been stayed and no annulment proceeding is pending, or (b) our receipt of proceeds from the sale of the Mining Data; provided we shall only be obligated to make a redemption to the extent net cash proceeds received are in excess of $20,000,000, net of taxes and $13,500,000 to fund professional fees and expenses and accrued and unpaid prospective operating expenses; (5) capital expenditures (including exploration and related activities) shall not exceed an aggregate of $500,000 in any 12-month period without the prior consent of holders of a majority in the aggregate principal amount of the outstanding 2018 Notes; (6) subject to certain exceptions, we shall not incur, create or suffer to exist any liens securing indebtedness without consent of holders comprising at least 75% in aggregate principal amount of the outstanding 2018 Notes; and (7) we shall not agree with any holder of the 2018 Notes to any amendment or modification to any terms of any security issued under the indenture governing the 2018 Notes, provide any fees or other compensation whether in cash or in-kind to any holder of such securities, or engage in the repurchase, redemption or other defeasance of any such security without offering such terms, compensation or defeasance to all holders of the 2018 Notes on an equitable and pro-rata basis.

In accordance with U.S. GAAP, we allocated the 2018 Convertible Notes between their equity and liability component parts based on their respective fair values at the time of issuance. The liability component was computed by discounting the stream of future payments of interest and principal at an effective interest rate of 27% which was the estimated market rate for a similar liability that does not have an associated equity component. The equity portion of the 2018 Convertible Notes was estimated using the residual value method at approximately $18.2 million net of issuance costs which were allocated pro rata between the equity and liability components. The fair value of the liability component is accreted to the face value of the 2018 Notes using the effective interest rate method over the expected life of the 2018 Convertible Notes, with the resulting charge recorded as interest expense.

In 2016, $7.2 million face value of 2018 Convertible Notes were converted at a price of $3.00 per share resulting in the issuance of 2.4 million Class A common shares. As of March 31, 2017, the Company had $50.9 million face value of Convertible Notes and $7.7 million face value of Interest Notes outstanding. Pursuant to a 2012 restructuring of convertible notes, we issued CVRs that entitle the holders to an aggregate of 5.468% of any future proceeds, net of certain deductions (including income tax calculation and the payment of our then current obligations), actually received by us with respect to the Brisas Arbitration proceedings and/or disposition of the Mining Data.